Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Various edits throughout
Entity Registrant Name	GROM SOCIAL ENTERPRISES, INC.
Entity Central Index Key	0001662574
Entity Tax Identification Number	46-5542401
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2060 NW Boca Raton Blvd., #6
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	287-5776
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false